Document and Entity Information	6 Months Ended
Jun. 30, 2014
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Jun. 30, 2014
Trading Symbol	RICE
Entity Registrant Name	Rice Energy Inc.
Entity Central Index Key	0001588238
Entity Filer Category	Non-accelerated Filer